U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of issuer:

          Oppenheimer Total Return Fund, Inc.
          6803 South Tucson Way
          Englewood, Colorado 80112

2.   Name of each series or class of funds for which this notice is filed:

          Oppenheimer Total Return Fund, Inc., Class A Shares

3.   Investment Company Act File Number: 811-490

          Securities Act File Number: 2-11052

4.   Last day of fiscal year for which this notice is filed:  12/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
     24f-2 declaration:                                                    /  /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction a.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

9.   Number and aggregate sale price of securities sold during the fiscal year:

          20,733,025          $213,306,964

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          20,733,025          $213,306,964

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

          22,428,454          $219,649,555

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2
           (from Item 10):                                       $213,306,964
                                                                 ------------
     (ii)  Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11,
           if applicable):                                       +$219,649,555
                                                                 -------------
     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):               -$222,168,619
                                                                 -------------
     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24e-2 (if applicable):          +  -0-
                                                                 ------------
     (v)   Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           (line (i), plus line (ii), less line (iii), plus
           line (iv)) (if applicable):                           $210,787,900
                                                                 ------------
     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law or
           regulation (see Instruction C.6):                     x 1/3300
                                                                 ------------
     (vii) Fee due (line (i) or line (v) multiplied by
           line (vi)):                                           $63,875
                                                                 ------------

Instruction: Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instructions C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other
     Procedures (17 CFR 202.3a).                                            /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          February 26, 1997; Fed Wire #4955


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                             Oppenheimer Total Return Fund, Inc.



                                   /s/ Robert J. Bishop

                             By:______________________________________
                                Robert J. Bishop, Assistant Treasurer

Date: 2/27/97


cc: Allan Adams, Esq.
    Katherine Feld
    Gloria LaFond


sec\420a24f

                       MYER, SWANSON, ADAMS & WOLF, P.C.
                                ATTORNEYS AT LAW
                        THE COLORADO STATE BANK BUILDING
                           1600 BROADWAY - SUITE 1480
                          DENVER, COLORADO 80202-4915
                            TELEPHONE (303) 866-9800
                            FACSIMILE (303) 866-9818




                                February 21, 1997


Oppenheimer Total Return Fund, Inc.
3410 South Galena Street
Denver, Colorado 80231

Gentlemen:

This is to certify that we have examined the Articles of Incorporation of Oppenheimer Total Return Fund, Inc. (the "Fund"), as amended, and its by-laws, as amended. From such investigation we can advise as follows:

         1. That the Fund is duly organized under the laws of the State of Maryland and is a de jure corporation in good standing under the laws of the State of Maryland.

         2. That the Fund is authorized by its Articles of Incorporation to issue Four Hundred Fifty Million (450,000,000) shares of Class A stock, Two Hundred Million (200,000,000) shares of Class B stock, Two Hundred Million (200,000,000) shares of Class C stock and Ten Million (10,000,000) shares of Class Y stock, each share of each class having a par value of Ten Cents ($.10) per share.

         3. We are informed that the following number of Class A, Class B, Class C and Class Y shares sold during the year ending December 31, 1996 in reliance upon registration pursuant to Rule 24f-2 under the Investment Act of 1940, as amended.

         Class A shares:                         20,733,025
         Class B shares:                         14,539,920
         Class C shares:                          1,529,403
         Class Y shares:                          1,481,212

         It is our opinion that the foregoing shares were legally issued, fully paid and non-assessable shares.

                                    Sincerely,

                                    /s/ Allan B. Adams

                                    Allan B. Adams
                                    of MYER, SWANSON, ADAMS & WOLF, P.C.